Schedule of trade and other receivables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Trade And Other Receivables
- Non-related parties	$ 454,398	$ 461,497		$ 389,648
Trade receivables	454,398	461,497	$ 461,497	389,648
- Advance payment to suppliers	329,597	329,597		337,488
- Amount due from a director
- Deposits	169,737	46,035		59,857
- Goods and services tax recoverable		184		2,294
- Prepayments	32,219	195,209		25,841
Non-trade receivables	531,553	571,025		425,480
Trade and other receivables	$ 985,951	$ 1,032,522		$ 815,128